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Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2001

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This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2001

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 154,219	$ 11,999	$ 126,466	$ 139,277	$ 18,489	$ 72,205	$ 76,330
Receivable from EFILI	0	0	2	0	0	0	0
Total Assets	154,219	11,999	126,468	139,277	18,489	72,205	76,330
Liabilities:
Payable to EFILI	0	0	0	3	0	0	0
Total net assets	$ 154,219	$ 11,999	$ 126,468	$ 139,274	$ 18,489	$ 72,205	$ 76,330
Net Assets:
Accumulation reserves	$ 147,366	$ 10,278	$ 115,201	$ 131,019	$ 17,916	$ 63,702	$ 69,868
Annuity reserves	6,853	1,721	11,267	8,255	573	8,503	6,462
Total net assets	$ 154,219	$ 11,999	$ 126,468	$ 139,274	$ 18,489	$ 72,205	$ 76,330
Units outstanding	8,115	604	2,712	2,394	792	3,063	2,700
Unit value (accumulation)	$ 19.008514	$ 19.886674	$ 46.654507	$ 58.196121	$ 23.357914	$ 23.587346	$ 28.280809
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 90,484	$ 22,591	$ 138,778	$ 11,513	$ 41,456	$ 12,987	$ 40,822
Receivable from EFILI	0	0	1	0	0	0	0
Total Assets	90,484	22,591	138,779	11,513	41,456	12,987	40,822
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 90,484	$ 22,591	$ 138,779	$ 11,513	$ 41,456	$ 12,987	$ 40,822
Net Assets:
Accumulation reserves	$ 82,422	$ 20,006	$ 127,262	$ 9,366	$ 35,432	$ 11,627	$ 36,118
Annuity reserves	8,062	2,585	11,517	2,147	6,024	1,360	4,704
Total net assets	$ 90,484	$ 22,591	$ 138,779	$ 11,513	$ 41,456	$ 12,987	$ 40,822
Units outstanding	3,054	1,184	5,291	857	2,716	1,152	3,794
Unit value (accumulation)	$ 29.638938	$ 19.091796	$ 26.239041	$ 13.441455	$ 15.272833	$ 11.281487	$ 10.762472
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 504	$ 3,683	$ 637	$ 5,182	$ 2,356	$ 447	$ 374
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	504	3,683	637	5,182	2,356	447	374
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	504	3,683	637	5,182	2,356	447	374
Net Assets:
Accumulation reserves	$ 451	$ 3,463	$ 573	$ 4,940	$ 2,146	$ 407	$ 294
Annuity reserves	53	220	64	242	210	40	80
Total net assets	504	3,683	637	5,182	2,356	447	374
Units outstanding	58	389	68	510	242	44	38
Unit value (accumulation)	$ 8.68498	$ 9.463743	$ 9.375755	$ 10.16507	$ 9.744088	$ 10.116741	$ 9.785084
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Assets:
Investments at market value	$ 3,162	$ 1,234	$ 2,364	$ 749	$ 13,177	$ 29,637	$ 27,829
Receivable from EFILI	0	0	23	0	0	0	0
Total Assets	3,162	1,234	2,387	749	13,177	29,637	27,829
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 3,162	$ 1,234	$ 2,387	$ 749	$ 13,177	$ 29,637	$ 27,829
Net Assets:
Accumulation reserves	$ 3,017	$ 1,209	$ 1,873	$ 673	$ 12,913	$ 27,541	$ 24,924
Annuity reserves	145	25	514	76	264	2,096	2,905
Total net assets	$ 3,162	$ 1,234	$ 2,387	$ 749	$ 13,177	$ 29,637	$ 27,829
Units outstanding	385	107	197	81	1,260	1,581	1,555
Unit value (accumulation)	$ 8.210851	$ 11.527943	$ 12.149142	$ 9.199539	$ 10.456936	$ 18.755969	$ 17.909615
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 37,753	$ 30,581	$ 16,327	$ 10,771	$ 6,264	$ 1,426	$ 1,608
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	37,753	30,581	16,327	10,771	6,264	1,426	1,608
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 37,753	$ 30,581	$ 16,327	$ 10,771	$ 6,264	$ 1,426	$ 1,608
Net Assets:
Accumulation reserves	$ 36,669	$ 29,120	$ 15,149	$ 9,597	$ 5,958	$ 1,376	$ 1,456
Annuity reserves	1,084	1,461	1,178	1,174	306	50	152
Total net assets	$ 37,753	$ 30,581	$ 16,327	$ 10,771	$ 6,264	$ 1,426	$ 1,608
Units outstanding	3,239	1,914	1,142	697	562	160	161
Unit value (accumulation)	$ 11.658292	$ 15.983617	$ 14.298737	$ 15.448644	$ 11.147229	$ 8.912959	$ 10.001788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2001

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 6,087	$ 1,832	$ 2,156	$ 133	$ 1,285	$ 1,372	$ 3,295
Expenses:
Mortality and expense risk charges	1,140	102	960	1,184	168	363	584
Administrative and other charges	104	12	89	110	15	40	53
Net investment income (loss)	4,843	1,718	1,107	(1,161)	1,102	969	2,658
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(499)	1,712	4,054	(700)	734	(308)
Realized gain distributions	0	0	6,056	12,468	2,031	0	1,236
Net realized gain (loss) on investments	0	(499)	7,768	16,522	1,331	734	928
Unrealized appreciation (depreciation)	0	(3,212)	(16,963)	(51,057)	(8,107)	1,168	(7,775)
Net increase (decrease) in net assets from operations	$ 4,843	$ (1,993)	$ (8,088)	$ (35,696)	$ (5,674)	$ 2,871	$ (4,189)
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 1,111	$ 733	$ 1,247	$ 329	$ 587	$ 59	$ 0
Expenses:
Mortality and expense risk charges	707	179	1,108	76	320	107	307
Administrative and other charges	69	20	105	10	34	11	34
Net investment income (loss)	335	534	34	243	233	(59)	(341)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,391	(424)	6,347	(2)	(237)	(547)	299
Realized gain distributions	0	884	4,401	0	1,886	0	0
Net realized gain (loss) on investments	3,391	460	10,748	(2)	1,649	(547)	299
Unrealized appreciation (depreciation)	(17,407)	(3,272)	(33,341)	(480)	(6,481)	(1,973)	(2,048)
Net increase (decrease) in net assets from operations	$ (13,681)	$ (2,278)	$ (22,559)	$ (239)	$ (4,599)	$ (2,579)	$ (2,090)
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth*	VIP IV - Technology*	VIP IV - Natural Resources*	VIP IV - Health Care*	VIP IV - Financial Services*	VIP IV - Cyclical Industries*	VIP IV - Consumer Industries*
Income:
Dividends	$ 1	$ 0	$ 1	$ 0	$ 5	$ 0	$ 0
Expenses:
Mortality and expense risk charges	1	6	2	16	5	1	1
Administrative and other charges	1	3	2	92	3	0	0
Net investment income (loss)	(1)	(9)	(3)	(108)	(3)	(1)	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	49	(12)	(100)	15	(1)	5
Realized gain distributions	0	0	0	10	0	0	0
Net realized gain (loss) on investments	2	49	(12)	(90)	15	(1)	5
Unrealized appreciation (depreciation)	(15)	81	(15)	(2)	14	20	(2)
Net increase (decrease) in net assets from operations	$ (14)	$ 121	$ (30)	$ (200)	$ 26	$ 18	$ 2

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations - continued

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 0	$ 100	$ 25	$ 4	$ 0	$ 26	$ 64
Expenses:
Mortality and expense risk charges	28	7	16	6	113	188	176
Administrative and other charges	2	1	2	1	11	20	18
Net investment income (loss)	(30)	92	7	(3)	(124)	(182)	(130)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(336)	3	(7)	(38)	(4,904)	266	358
Realized gain distributions	0	0	0	0	0	478	237
Net realized gain (loss) on investments	(336)	3	(7)	(38)	(4,904)	744	595
Unrealized appreciation (depreciation)	(12)	(21)	(172)	(157)	(4,660)	132	(2,354)
Net increase (decrease) in net assets from operations	$ (378)	$ 74	$ (172)	$ (198)	$ (9,688)	$ 694	$ (1,889)
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 38	$ 0	$ 0	$ 0
Expenses:
Mortality and expense risk charges	413	293	155	74	50	14	16
Administrative and other charges	39	27	16	7	5	2	1
Net investment income (loss)	(452)	(320)	(171)	(43)	(55)	(16)	(17)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(23,126)	1,053	(980)	5	(746)	(195)	(333)
Realized gain distributions	21,115	10,051	0	1,602	0	0	0
Net realized gain (loss) on investments	(2,011)	11,104	(980)	1,607	(746)	(195)	(333)
Unrealized appreciation (depreciation)	(47,600)	(31,805)	(7,565)	(2,151)	(900)	(251)	(523)
Net increase (decrease) in net assets from operations	$ (50,063)	$ (21,021)	$ (8,716)	$ (587)	$ (1,701)	$ (462)	$ (873)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2001 and 2000

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 4,843	$ 5,308	$ 1,718	$ 1,217	$ 1,107	$ 1,309	$ (1,161)	$ (1,563)
Net realized gain (loss) on investments	0	0	(499)	(666)	7,768	17,695	16,522	33,060
Unrealized appreciation (depreciation)	0	0	(3,212)	(4,680)	(16,963)	(11,270)	(51,057)	(57,775)
Net increase (decrease) in net assets from operations	4,843	5,308	(1,993)	(4,129)	(8,088)	7,734	(35,696)	(26,278)
Contract Transactions:
Payments received from contract owners	65,965	64,318	447	1,265	7,537	2,598	5,309	18,508
Transfers between sub-accounts and the fixed account, net	(2,755)	(6,688)	859	(2,861)	5,919	(24,062)	(15,179)	(1,540)
Contract benefits	(805)	(273)	(151)	(157)	(1,295)	(888)	(1,031)	(1,059)
Contract terminations	(38,210)	(11,143)	(974)	(1,321)	(7.910)	(5,938)	(8,015)	(9,721)
Contract maintenance charges	(7)	(4)	(1)	(1)	(13)	(13)	(22)	(23)
Other transfers (to) from EFILI, net	(3)	(3)	3	2	(1)	33	(18)	23
Net increase (decrease) in net assets from contract transactions	24,185	46,207	183	(3,073)	4,237	(28,270)	(18,956)	6,188
Total increase (decrease) in net assets	29,028	51,515	(1,810)	(7,202)	(3,851)	(20,536)	(54,652)	(20,090)
Net Assets:
Beginning of period	125,191	73,676	13,809	21,011	130,319	150,855	193,926	214,016
End of period	$ 154,219	$ 125,191	$ 11,999	$ 13,809	$ 126,468	$ 130,319	$ 139,274	$ 193,926
Units Issued, Transferred and Redeemed:
Beginning balance	6,808	4,224	608	712	2,634	3,279	2,722	2,653
Units issued	3,784	4,340	20	45	165	60	84	234
Units transferred	(302)	(741)	35	(93)	121	(535)	(257)	(16)
Units redeemed	(2,175)	(1,015)	(59)	(56)	(208)	(170)	(155)	(149)
Ending balance	8,115	6,808	604	608	2,712	2,634	2,394	2,722
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 1,102	$ 228	$ 969	$ 974	$ 2,658	$ 2,258	$ 335	$ 334
Net realized gain (loss) on investments	1,331	6,012	734	217	928	8,552	3,391	14,831
Unrealized appreciation (depreciation)	(8,107)	(13,284)	1,168	620	(7,775)	(15,008)	(17,407)	(27,885)
Net increase (decrease) in net assets from operations	(5,674)	(7,044)	2,871	1,811	(4,189)	(4,198)	(13,681)	(12,720)
Contract Transactions:
Payments received from contract owners	573	3,336	18,723	2,637	3,626	3,229	6,182	6,440
Transfers between sub-accounts and the fixed account, net	(3,280)	(1,780)	32,103	736	(955)	(5,624)	(2,941)	(16,173)
Contract benefits	(82)	(87)	(499)	(119)	(594)	(1,572)	(619)	(532)
Contract terminations	(1,349)	(1,217)	(3,668)	(566)	(3,987)	(5,576)	(4,903)	(4,182)
Contract maintenance charges	(3)	(3)	(2)	(1)	(9)	(10)	(11)	(11)
Other transfers (to) from EFILI, net	(4)	(1)	(4)	3	10	12	8	22
Net increase (decrease) in net assets from contract transactions	(4,145)	248	46,653	2,690	(1,909)	(9,541)	(2,284)	(14,436)
Total increase (decrease) in net assets	(9,819)	(6,796)	49,524	4,501	(6,098)	(13,739)	(15,965)	(27,156)
Net Assets:
Beginning of period	28,308	35,104	22,681	18,180	82,428	96,167	106,449	133,605
End of period	$ 18,489	$ 28,308	$ 72,205	$ 22,681	$ 76,330	$ 82,428	$ 90,484	$ 106,449
Units Issued, Transferred and Redeemed:
Beginning balance	948	943	1,035	915	2,773	3,083	3,132	3,536
Units issued	22	99	820	127	128	106	201	181
Units transferred	(123)	(46)	1,426	41	(52)	(153)	(87)	(446)
Units redeemed	(55)	(48)	(218)	(48)	(149)	(263)	(192)	(139)
Ending balance	792	948	3,063	1,035	2,700	2,773	3,054	3,132
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Growth & Income
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 534	$ 435	$ 34	$ (886)	$ 243	$ 210	$ 233	$ 231
Net realized gain (loss) on investments	460	3,829	10,748	38,788	(2)	330	1,649	8,058
Unrealized appreciation (depreciation)	(3,272)	(8,547)	(33,341)	(51,968)	(480)	(1,037)	(6,481)	(10,984)
Net increase (decrease) in net assets from operations	(2,278)	(4,283)	(22,559)	(14,066)	(239)	(497)	(4,599)	(2,695)
Contract Transactions:
Payments received from contract owners	1,336	2,058	4,714	9,788	1,895	663	2,973	3,114
Transfers between sub-accounts and the fixed account, net	(2,215)	(3,823)	(9,783)	(21,104)	1,456	(1,398)	(1,118)	(17,642)
Contract benefits	(266)	(222)	(955)	(1,195)	(157)	(138)	(585)	(496)
Contract terminations	(1,523)	(1,025)	(8,677)	(5,349)	(472)	(336)	(2,472)	(1,688)
Contract maintenance charges	(3)	(4)	(21)	(22)	(1)	(1)	(7)	(7)
Other transfers (to) from EFILI, net	(18)	6	14	7	1	4	10	8
Net increase (decrease) in net assets from contract transactions	(2,689)	(3,010)	(14,708)	(17,875)	2,722	(1,206)	(1,199)	(16,711)
Total increase (decrease) in net assets	(4,967)	(7,293)	(37,267)	(31,941)	2,483	(1,703)	(5,798)	(19,406)
Net Assets:
Beginning of period	27,558	34,851	176,046	207,987	9,030	10,733	47,254	66,660
End of period	$ 22,591	$ 27,558	$ 138,779	$ 176,046	$ 11,513	$ 9,030	$ 41,456	$ 47,254
Units Issued, Transferred and Redeemed:
Beginning balance	1,326	1,456	5,841	6,392	656	740	2,802	3,778
Units issued	71	90	183	315	145	48	194	183
Units transferred	(118)	(159)	(349)	(621)	108	(95)	(63)	(997)
Units redeemed	(95)	(61)	(384)	(245)	(52)	(37)	(217)	(162)
Ending balance	1,184	1,326	5,291	5,841	857	656	2,716	2,802
	Subaccounts Investing In:
	VIP III - Growth Opportunities		VIP III - Mid Cap		VIP IV - Telecommunications and Utilities Growth**	VIP IV - Technology**
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/01
Operations:
Net investment income (loss)	$ (59)	$ 170	$ (341)	$ 48	$ (1)	$ (9)
Net realized gain (loss) on investments	(547)	3,210	299	202	2	49
Unrealized appreciation (depreciation)	(1,973)	(7,753)	(2,048)	2,275	(15)	81
Net increase (decrease) in net assets from operations	(2,579)	(4,373)	(2,090)	2,525	(14)	121
Contract Transactions:
Payments received from contract owners	255	429	6,065	8,293	208	730
Transfers between sub-accounts and the fixed account, net	(1,475)	(11,918)	(3,037)	32,449	311	2,854
Contract benefits	(136)	(210)	(316)	(61)	(1)	(3)
Contract terminations	(817)	(705)	(2,456)	(550)	0	(20)
Contract maintenance charges	(2)	(2)	(4)	(1)	0	0
Other transfers (to) from EFILI, net	0	3	7	(2)	0	1
Net increase (decrease) in net assets from contract transactions	(2,175)	(12,403)	259	40,128	518	3,562
Total increase (decrease) in net assets	(4,754)	(16,776)	(1,831)	42,653	504	3,683
Net Assets:
Beginning of period	17,741	34,517	42,653	0	0	0
End of period	$ 12,987	$ 17,741	$ 40,822	$ 42,653	$ 504	$ 3,683
Units Issued, Transferred and Redeemed:
Beginning balance	1,335	2,137	3,805	0	0	0
Units issued	22	29	605	794	23	82
Units transferred	(118)	(744)	(311)	3,095	35	309
Units redeemed	(87)	(87)	(305)	(84)	0	(2)
Ending balance	1,152	1,335	3,794	3,805	58	389

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

** For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2001 and 2000

(In thousands)		Subaccounts Investing In:
VIP IV - Natural Resources**		VIP IV - Health Care**	VIP IV - Financial Services**	VIP IV - Cyclical Industries**
	12/31/01	12/31/01	12/31/01	12/31/01
Operations:
Net investment income (loss)	$ (3)	$ (108)	$ (3)	$ (1)
Net realized gain (loss) on investments	(12)	(90)	15	(1)
Unrealized appreciation (depreciation)	(15)	(2)	14	20
Net increase (decrease) in net assets from operations	(30)	(200)	26	18
Contract Transactions:
Payments received from contract owners	60	1,076	576	15
Transfers between sub-accounts and the fixed account, net	608	4,335	1,764	414
Contract benefits	(1)	(5)	(3)	(1)
Contract terminations	0	(24)	(6)	0
Contract maintenance charges	0	0	0	0
Other transfers (to) from EFILI, net	0	0	(1)	1
Net increase (decrease) in net assets from contract transactions	667	5,382	2,330	429
Total increase (decrease) in net assets	637	5,182	2,356	447
Net Assets:
Beginning of period	0	0	0	0
End of period	$ 637	$ 5,182	$ 2,356	$ 447
Units Issued, Transferred and Redeemed:
Beginning balance	0	0	0	0
Units issued	6	107	60	2
Units transferred	62	406	183	42
Units redeemed	0	(3)	(1)	0
Ending balance	68	510	242	44
Subaccounts Investing In:
VIP IV - Consumer Industries**		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/01	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (1)	$ (30)	$ (63)	$ 92	$ 71	$ 7	$ 22
Net realized gain (loss) on investments	5	(336)	1,248	3	14	(7)	101
Unrealized appreciation (depreciation)	(2)	(12)	(4,786)	(21)	(46)	(172)	26
Net increase (decrease) in net assets from operations	2	(378)	(3,601)	74	39	(172)	149
Contract Transactions:
Payments received from contract owners	39	51	1,343	18	22	642	158
Transfers between sub-accounts and the fixed account, net	335	(466)	975	464	398	191	(86)
Contract benefits	(1)	(10)	(10)	(3)	(1)	(65)	(26)
Contract terminations	(2)	(106)	(258)	(40)	(31)	(128)	(20)
Contract maintenance charges	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	1	0	(1)	0	24	1
Net increase (decrease) in net assets from contract transactions	372	(530)	2,050	438	388	664	27
Total increase (decrease) in net assets	374	(908)	(1,551)	512	427	492	176
Net Assets:
Beginning of period	0	4,070	5,621	722	295	1,895	1,719
End of period	$ 374	$ 3,162	$ 4,070	$ 1,234	$ 722	$ 2,387	$ 1,895
Units Issued, Transferred and Redeemed:
Beginning balance	0	460	383	68	31	144	144
Units issued	4	6	103	2	2	52	13
Units transferred	34	(67)	7	41	38	16	(8)
Units redeemed	0	(14)	(33)	(4)	(3)	(15)	(5)
Ending balance	38	385	460	107	68	197	144

** For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2001 and 2000

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (3)	$ (2)	$ (124)	$ (248)	$ (182)	$ (80)	$ (130)	$ (31)
Net realized gain (loss) on investments	(38)	71	(4,904)	4,812	744	1,333	595	676
Unrealized appreciation (depreciation)	(157)	(218)	(4,660)	(14,932)	132	357	(2,354)	(147)
Net increase (decrease) in net assets from operations	(198)	(149)	(9,688)	(10,368)	694	1,610	(1,889)	498
Contract Transactions:
Payments received from contract owners	83	236	388	6,229	3,114	2,230	3,540	936
Transfers between sub-accounts and the fixed account, net	(121)	(47)	(2,228)	17,520	7,527	14,252	10,957	11,509
Contract benefits	(7)	(9)	(45)	(61)	(165)	(24)	(148)	(25)
Contract terminations	(36)	(141)	(689)	(429)	(1,322)	(361)	(1,141)	(40)
Contract maintenance charges	0	0	(2)	(1)	(2)	(1)	(2)	0
Other transfers (to) from EFILI, net	(2)	0	1	(1)	0	2	7	0
Net increase (decrease) in net assets from contract transactions	(83)	39	(2,575)	23,257	9,152	16,098	13,213	12,380
Total increase (decrease) in net assets	(281)	(110)	(12,263)	12,889	9,846	17,708	11,324	12,878
Net Assets:
Beginning of period	1,030	1,140	25,440	12,551	19,791	2,083	16,505	3,627
End of period	$ 749	$ 1,030	$ 13,177	$ 25,440	$ 29,637	$ 19,791	$ 27,829	$ 16,505
Units Issued, Transferred and Redeemed:
Beginning balance	90	86	1,437	586	1,110	158	930	239
Units issued	8	19	29	271	185	134	196	58
Units transferred	(13)	(2)	(143)	615	390	845	513	644
Units redeemed	(4)	(13)	(63)	(35)	(104)	(27)	(84)	(11)
Ending balance	81	90	1,260	1,437	1,581	1,110	1,555	930
	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (452)	$ (1,622)	$ (320)	$ (689)	$ (171)	$ (297)	$ (43)	$ (39)
Net realized gain (loss) on investments	(2,011)	76,842	11,104	24,138	(980)	5,422	1,607	1,473
Unrealized appreciation (depreciation)	(47,600)	(175,245)	(31,805)	(45,453)	(7,565)	(13,151)	(2,151)	(1,095)
Net increase (decrease) in net assets from operations	(50,063)	(100,025)	(21,021)	(22,004)	(8,716)	(8,026)	(587)	339
Contract Transactions:
Payments received from contract owners	2,079	31,468	1,218	11,892	819	7,840	822	941
Transfers between sub-accounts and the fixed account, net	(10,915)	14,783	(10,093)	2,471	(5,309)	9,265	2,819	1,567
Contract benefits	(159)	(687)	(162)	(345)	(114)	(220)	(81)	(52)
Contract terminations	(1,847)	(2,926)	(1,595)	(1,322)	(770)	(775)	(358)	(170)
Contract maintenance charges	(12)	(14)	(5)	(6)	(2)	(2)	(1)	0
Other transfers (to) from EFILI, net	4	262	3	9	3	3	5	0
Net increase (decrease) in net assets from contract transactions	(10,850)	42,886	(10,634)	12,699	(5,373)	16,111	3,206	2,286
Total increase (decrease) in net assets	(60,913)	(57,139)	(31,655)	(9,305)	(14,089)	8,085	2,619	2,625
Net Assets:
Beginning of period	98,666	155,805	62,236	71,541	30,416	22,331	8,152	5,527
End of period	$ 37,753	$ 98,666	$ 30,581	$ 62,236	$ 16,327	$ 30,416	$ 10,771	$ 8,152
Units Issued, Transferred and Redeemed:
Beginning balance	4,003	3,629	2,466	2,140	1,461	906	504	361
Units issued	125	658	64	337	51	300	54	61
Units transferred	(747)	(165)	(518)	50	(310)	310	170	105
Units redeemed	(142)	(119)	(98)	(61)	(60)	(55)	(31)	(23)
Ending balance	3,239	4,003	1,914	2,466	1,142	1,461	697	504
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (55)	$ (83)	$ (16)	$ (15)	$ (17)	$ (22)
Net realized gain (loss) on investments	(746)	2,842	(195)	569	(333)	810
Unrealized appreciation (depreciation)	(900)	(6,266)	(251)	(1,338)	(523)	(1,545)
Net increase (decrease) in net assets from operations	(1,701)	(3,507)	(462)	(784)	(873)	(757)
Contract Transactions:
Payments received from contract owners	349	2,801	157	1,251	181	782
Transfers between sub-accounts and the fixed account, net	(1,536)	6,024	(462)	54	(640)	2,151
Contract benefits	(53)	(21)	(4)	(3)	(14)	(9)
Contract terminations	(272)	(117)	(165)	(115)	(55)	(56)
Contract maintenance charges	(1)	0	0	0	0	0
Other transfers (to) from EFILI, net	(3)	7	1	0	0	(2)
Net increase (decrease) in net assets from contract transactions	(1,516)	8,694	(473)	1,187	(528)	2,866
Total increase (decrease) in net assets	(3,217)	5,187	(935)	403	(1,401)	2,109
Net Assets:
Beginning of period	9,481	4,294	2,361	1,958	3,009	900
End of period	$ 6,264	$ 9,481	$ 1,426	$ 2,361	$ 1,608	$ 3,009
Units Issued, Transferred and Redeemed:
Beginning balance	709	261	204	124	213	51
Units issued	32	163	16	83	15	45
Units transferred	(146)	303	(42)	7	(61)	123
Units redeemed	(33)	(18)	(18)	(10)	(6)	(6)
Ending balance	562	709	160	204	161	213

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of
Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

A contractholder may allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contract-holder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2001, EFILI added seven new portfolios to the Account: VIP IV - Consumer Industries, VIP IV - Cyclical Industries, VIP IV - Financial Services, VIP IV - Healthcare, VIP IV - Natural Resources, VIP IV - Technology, and VIP IV - Telecommunications and Growth. In 2000, EFILI added one new portfolio, VIP III - Mid Cap.

During 2001, the "Morgan Stanley Dean Witter Universal Funds" name was changed to "The Universal Institutional Funds" and the "Warburg Pincus Trust" name was changed to "Credit Suisse Trust". Also, the "UIF - Global Equity" name was changed to "UIF - Global Value Equity", the "CST - International Equity" name was changed to "CST - International Focus", and the "CST - Small Company Growth" name was changed to "CST - Small Cap Growth".

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the sub-accounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 5%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," is effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

3. Expenses

EFILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. EFILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

EFILI offers Retirement Reserves contract holders the opportunity to elect a death benefit rider. If elected, EFILI deducts a quarterly charge of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once the annuitant reaches their 85th birthday.

Each of the seven portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days. EFILI collects these fees on behalf of VIP IV, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2001 were 0.18% to 0.73% depending on the fund.

Annual Report

Notes to Financial Statements - continued

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended December 31, 2001:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 224,945	$ 195,918
VIP - High Income	14,607	12,707
VIP - Equity-Income	24,453	13,059
VIP - Growth	22,628	30,281
VIP - Overseas	23,587	24,600
VIP II - Investment Grade Bond	68,726	21,103
VIP II - Asset Manager	11,526	9,544
VIP II - Index 500	22,264	24,216
VIP II - Asset Manager: Growth	4,538	5,810
VIP II - Contrafund	12,026	22,305
VIP III - Balanced	5,312	2,347
VIP III - Growth & Income	7,903	6,986
VIP III - Growth Opportunities	1,088	3,323
VIP III - Mid Cap	15,421	15,504
VIP IV - Consumer Industries*	494	124
VIP IV - Cyclical Industries*	483	56
VIP IV - Financial Services*	2,738	411
VIP IV - Health Care*	15,502	10,218
VIP IV - Natural Resouces*	875	211
VIP IV - Technology*	3,802	249
VIP IV - Telecommunications & Utilities Growth*	585	68
UIF - Emerging Markets Equity	8,270	8,830
UIF - Emerging Markets Debt	1,205	675
UIF - Global Equity	1,529	880
UIF - International Magnum	242	328
PBHG - Growth II	14,859	17,559
PBHG - Small Cap Value	20,202	10,755
PBHG - Select Value	50,805	37,485
PBHG - Technology & Communications	55,151	45,343
PBHG - Select 20	14,714	15,621
SVIF - Mid Cap Growth Fund II	2,355	7,899
SVIF - Opportunity Fund II	6,816	2,052
CST - Small Cap Growth	1,912	3,483
CST - International Focus	13,094	13,583
CST - Global Post-Venture Capital	4,625	5,170

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2001:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	154,219	$ 154,219	$ 1.00
VIP - High Income	1,872	22,015	6.41
VIP - Equity-Income	5,559	124,187	22.75
VIP - Growth	4,144	175,371	33.61
VIP - Overseas	1,332	29,737	13.88
VIP II - Investment Grade Bond	5,589	71,225	12.92
VIP II - Asset Manager	5,261	84,369	14.51
VIP II - Index 500	696	97,554	130.07
VIP II - Asset Manager: Growth	1,799	28,511	12.56
VIP II - Contrafund	6,894	143,255	20.13
VIP III - Balanced	839	12,718	13.72
VIP III - Growth & Income	3,143	48,676	13.19
VIP III - Growth Opportunities	858	17,856	15.13
VIP III - Mid Cap	2,083	40,595	19.60
VIP IV - Consumer Industries	38	376	9.73
VIP IV - Cyclical Industries	44	426	10.07
VIP IV - Financial Services	244	2,342	9.64
VIP IV - Health Care	509	5,184	10.19
VIP IV - Natural Resouces	66	652	9.68
VIP IV - Technology	391	3,602	9.42
VIP IV - Telecommunications & Utilities Growth	59	520	8.60
UIF - Emerging Markets Equity	477	6,731	6.63
UIF - Emerging Markets Debt	178	1,380	6.94
UIF - Global Value Equity	195	2,567	12.13
UIF - International Magnum	79	1,010	9.46
PBHG - Growth II	1,172	29,924	11.24
PBHG - Small Cap Value	1,596	28,938	18.57
PBHG - Select Value	1,718	30,260	16.20
PBHG - Technology & Communications	11,581	189,453	3.26
PBHG - Select 20	3,271	73,793	9.35
SVIF - Mid Cap Growth Fund II	997	31,562	16.38
SVIF - Opportunity Fund II	554	13,313	19.45
CST - Small Cap Growth	447	12,714	14.01
CST - International Focus	171	2,785	8.34
CST - Global Post-Venture Capital	165	3,439	9.72

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001:

	Units (000s)	Unit value (lowest to highest)	Net assets (000s)	Ratio of expenses to average net assets (b)	Ratio of gross investment income to average net assets (e)	Total Return (lowest to highest)
VIP - Money Market	8,115	$18.91 - $19.01	$ 154,219	0.8% - 1.0%	4.36%	3.14% - 3.35%
VIP - High Income	604	$19.78 - $19.89	11,999	0.8% - 1.0%	14.20%	(12.44%) - (12.62%)
VIP - Equity-Income	2,712	$46.41 -$46.66	126,468	0.8% - 1.0%	1.68%	(5.72%) - (5.91%)
VIP - Growth	2,394	$57.89 - $58.20	139,274	0.8% - 1.0%	0.08%	(18.31%) - (18.48%)
VIP - Overseas	792	$23.23 - $23.36	18,489	0.8% - 1.0%	5.49%	(21.80%) - (21.96%)
VIP II - Investment Grade Bond	3,063	$23.46 - $23.59	72,205	0.8% - 1.0%	2.89%	7.37% - 7.59%
VIP II - Asset Manager	2,700	$28.13 - $28.28	76,330	0.8% - 1.0%	4.15%	(4.86%) - (5.05%)
VIP II - Index 500	3,054	$29.48 - $29.64	90,484	0.8% - 1.0%	1.13%	(12.81%) - (12.99%)
VIP II - Asset Manager: Growth	1,184	$18.99 - $19.09	22,591	0.8% - 1.0%	2.92%	(8.14%) - (8.32%)
VIP II - Contrafund	5,291	$26.10 - $26.24	138,779	0.8% - 1.0%	0.79%	(12.95%) - (13.13%)
VIP III - Balanced	857	$13.37 - $13.44	11,513	0.8% - 1.0%	3.20%	(2.37%) - (2.57%)
VIP III - Growth & Income	2,716	$15.19 - $15.27	41,456	0.8% - 1.0%	1.32%	(9.48%) - (9.66%)
VIP III - Growth Opportunities	1,152	$11.22 - $11.28	12,987	0.8% - 1.0%	0.38%	(15.11%) - (15.28%)
VIP III - Mid Cap	3,794	$10.73 - $10.76	40,822	0.8% - 1.0%	-	(3.99%) - (4.18%)
VIP IV - Consumer Industries	38	$9.78 - $9.79	374	0.8% - 1.0% (c)(d)	-	(2.15%) - (2.23%) (a)
VIP IV - Cyclical Industries	44	$10.11 - $10.12	447	0.8% - 1.0% (c)(d)	-	1.08% - 1.17% (a)
VIP IV - Financial Services	242	$9.74	2,356	0.8% - 1.0% (c)(d)	0.41%	(2.56%) - (2.64%) (a)
VIP IV - Health Care	510	$10.16 - $10.17	5,182	0.8% - 1.0% (c)(d)	-	1.56% - 1.65% (a)
VIP IV - Natural Resources	68	$9.37 - $9.38	637	0.8% - 1.0% (c)(d)	0.20%	(6.24%) - (6.32%) (a)
VIP IV - Technology	389	$9.46	3,683	0.8% - 1.0% (c)(d)	-	(5.36%) - (5.44%) (a)
VIP IV - Telecom & Utilities Growth	58	$8.68	504	0.8% - 1.0% (c)(d)	0.23%	(13.15%) - (13.22%) (a)
UIF - Emerging Markets Equity	385	$8.17 - $8.21	3,162	0.8% - 1.0%	-	(7.24%) - (7.43%)
UIF - Emerging Markets Debt	107	$11.47 - $11.53	1,234	0.8% - 1.0%	10.25%	8.99% - 9.21%
UIF - Global Value Equity	197	$12.09 - $12.15	2,387	0.8% - 1.0%	1.17%	(7.79%) - (7.98%)
UIF - International Magnum	81	$9.15 - $9.20	749	0.8% - 1.0%	0.42%	(19.94%) - (20.10%)
PBHG - Growth II	1,260	$10.40 - $10.46	13,177	0.8% - 1.0%	-	(40.95%) - (41.07%)
PBHG - Small Cap Value	1,581	$18.66 - $18.76	29,637	0.8% - 1.0%	0.11%	5.00% - 5.21%
PBHG - Select Value	1,555	$17.82 - $17.91	27,829	0.8% - 1.0%	0.29%	0.70% - 0.90%
PBHG - Tech & Comm	3,239	$11.60 - $11.66	37,753	0.8% - 1.0%	-	(52.70%) - (52.80%)
PBHG - Select 20	1,914	$15.90 - $15.98	30,581	0.8% - 1.0%	-	(36.68%) - (36.81%)
SVIF - Mid Cap Growth Fund II	1,142	$14.22 - $14.30	16,327	0.8% - 1.0%	-	(31.33%) - (31.47%)
SVIF - Opportunity Fund II	697	$15.37 - $15.45	10,771	0.8% - 1.0%	0.41%	(4.48%) - (4.67%)
CST - Small Cap Growth	562	$11.09 - $11.15	6,264	0.8% - 1.0%	-	(16.69%) - (16.85%)
CST - International Focus	160	$8.87 - $8.91	1,426	0.8% - 1.0%	-	(22.90%) - (23.06%)
CST - Global Post-Venture Capital	161	$9.95 - $10.00	1,608	0.8% - 1.0%	-	(29.21%) - (29.35%)

(a) These portfolios commenced operations on July 30, 2001. Performance not annualized for periods less than a year.

(b) For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

(c) These portfolios impose a 1.0% short-term redemption fee on interests held in the corresponding subaccount less than 60 days.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(e) Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests. Average net assets were calculated using the beginning and end of year net assets.

Annual Report

Report of Independent Accountants

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of
Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 11, 2002

Annual Report

Annual Report

(empire_fidelity_investments_life_insurance_company_logo)(registered trademark)

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0202
1.540222.104